CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2017
CORPORATION INFORMATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Share swap ratio	1